Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax benefit related to APB 23 assertion			$ 4,023
Rate change	(2,565)	49	1,743
Ontario Bill 114 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change		49
Change in general corporate income tax rate	10.00%	11.00%
Corporate tax rate		11.50%
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Corporate Rico tax rate	39.00%	30.00%	30.00%	39.00%
Rate change	2,479		1,743
British Columbia Bill 2 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change	86
Change in general corporate income tax rate	11.00%	10.00%
LAMAR MEDIA CORP [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax benefit related to APB 23 assertion			4,023
Rate change	(2,565)	49	1,743
LAMAR MEDIA CORP [Member] | Ontario Bill 114 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Corporate Rico tax rate		11.50%
Rate change		49
Change in general corporate income tax rate	10.00%	11.00%
LAMAR MEDIA CORP [Member] | Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Corporate Rico tax rate	39.00%	30.00%	30.00%	39.00%
Rate change	2,479		1,743
LAMAR MEDIA CORP [Member] | British Columbia Bill 2 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change	$ 86
Change in general corporate income tax rate	11.00%	10.00%